Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 12, 2013	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share appreciation rights		$ 741			$ 741		$ 706	$ 435
Unrecognized compensation expense, options		11,900			11,900		19,500	13,800
Total stock-based compensation expense		1,976	$ 2,545		3,701	$ 4,189	8,043	6,229
Unrecognized compensation expense		$ 1,000			$ 1,000		$ 1,200	$ 2,000
Number of Shares outstanding		6,700,277			6,700,277		7,207,044	5,904,413		5,565,292
Outstanding Shares exercise price per share		$ 4.75			$ 4.75		$ 4.94	$ 4.05		$ 2.88
Stock based compensation expense		$ 1,976	2,545		$ 3,701	4,189	$ 8,043	$ 6,229
Share based compensation arrangement,granted					0		2,328,385	1,135,148
Warrants issued to intermediaries							51,859	164,485
Warrants issued to investors								135,133
Fair value of warrants issued								$ 1,800
Number of additional warrants issued in period							0
Warrants issued for goods and services								5,246
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		442	345		$ 851	767
Stock based compensation expense		$ 442	$ 345		$ 851	767
8.00% – 2020 Convertible Notes | Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, stated percentage		8.00%			8.00%		8.00%		8.00%
Debt instrument, principal amount		$ 8,000			$ 8,000		$ 8,000		$ 8,000
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, stated percentage		5.00%			5.00%
Debt instrument, principal amount		$ 25,000			$ 25,000
Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share appreciation rights		$ 700			$ 700		$ 700	$ 400
Share-based compensation fair value (in dollars per share)		$ 24.70			$ 24.70		$ 20.28	$ 12.98
Vesting period	4 years
Number of Shares outstanding							30,000	30,000
Outstanding Shares exercise price per share							$ 0.00001	$ 0.00001
Share Appreciation Rights | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							$ 300	$ 20
Stock based compensation expense							$ 300	$ 20
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		11,458,989			11,458,989		11,458,989
Number of shares available for grant (in shares)		3,088,276			3,088,276		2,746,089
Unrecognized compensation expense, period for recognition					1 year 2 months 12 days		1 year 4 months 24 days	1 year 3 months 18 days
Vesting period							4 years
Number of shares authorized for issuance		11,458,989			11,458,989		11,458,989
Number of shares available for grant		3,088,276			3,088,276		2,746,089
Percentage of options become exercisable on first anniversary of the grant							25.00%
Remaining options exercisable in equal monthly portions over the period							36 months
Total aggregate intrinsic value of options exercised							$ 100	$ 300
Weighted average grant date fair value of options,Granted							$ 8.32	$ 7.92
Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 100		$ 200	$ 20	100	$ 800
Stock based compensation expense		$ 100		$ 200	$ 20	$ 100	$ 800
Weighted average grant date fair value of options,Granted								$ 7.84
Share based compensation arrangement,granted								249,605